Shareholders equity - Share options (Details) - EUR (€)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Shareholders equity
Compensation expenses	€ 2,870,000	€ 2,288,000
Compensation expenses recorded in general and administrative costs	1,121,000	878,000
Compensation expenses recorded in research and development costs	€ 1,749,000	€ 1,410,000